PREPAID EXPENSE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expense
PREPAID EXPENSE

NOTE 5 – PREPAID EXPENSE

As of March 31, 2022 and December 31, 2021, the Company has prepaid expense of $54,000 and $449,954, respectively. The prepaid expense mainly consisted of prepaid stock compensation to consultants and employees of $54,000.

NOTE 5 – PREPAID EXPENSE

As of December 31, 2021 and 2020, the Company has prepaid expense of $449,954 and $0, respectively. The prepaid expense mainly consisted of commissions prepaid to influencers of $295,000 and prepaid stock compensation to consultants and employees of $154,954.